STARBOARD INVESTMENT TRUST

CAVALIER FUNDAMENTAL GROWTH FUND
(the “Fund”)

Supplement dated June 15, 2020
to the Prospectus dated October 1, 2019

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.
At a meeting held on June 11, 2020, the Board of Trustees (the “Board”) of the Starboard Investment Trust approved the termination of the investment sub-advisory agreement with Navellier & Associates, LLC (“Navellier”) effective June 15, 2020.  The Board determined that the termination of the investment sub-advisory agreement was in the best interests of shareholders and required under Section 9 of the Investment Company Act of 1940, as amended, as a result of the judgment issued against Navellier by the District Court of Massachusetts.  Cavalier Investments, LLC, the current investment advisor of the Fund, has assumed responsibility for the day-to-day management of the Fund.
Effective June 15, 2020, Navellier & Associates, LLC no longer manages the assets of the Fund and Louis Navellier no longer serves as a portfolio manager to the Fund.  All references to Navellier & Associates, LLC and Louis Navellier are deleted.

The section of the Fund’s Prospectus entitled “Fund Summary-Cavalier Fundamental Growth Fund-Management” is replaced in its entirety with the following:

Investment Advisor.  Cavalier Investments, LLC serves as the Fund’s investment advisor.

Portfolio Manager.  The Fund’s portfolio manager is Scott Wetherington.  Mr. Wetherington has provided services to the Fund since June 2020.

For important information about Purchase and Sale of Fund Shares, Tax Information, and Financial Intermediary Compensation, please turn to page 47 of the prospectus.

The second and third paragraphs in the section of the Funds’ Prospectus entitled “Management of the Funds – Investment Advisor” is replaced with the following:

The Funds’ Advisor intends to primarily utilize investment sub-advisors in seeking the particular investment objective of each of the Cavalier Adaptive Income Fund and Cavalier Growth Opportunities Fund, pending board and shareholder approval. The Advisor will be responsible for monitoring and overseeing the investment sub-advisors, including the monitoring of risk and the continual validation of the sub-advisors and investment strategy. The Advisor may directly manage a portion of the portfolio of each of the Cavalier Adaptive Income Fund and Cavalier Growth Opportunities Fund from time to time. Such directly managed portion of the respective Fund’s portfolio will be less than 10% of the Fund’s assets and will not be a principal strategy.

Four of the six Funds are wholly or partially managed by the Advisor. The rest are managed by their respective sub-advisors. The Advisor and each sub-advisor, as applicable to their managed assets, are responsible for the selection of broker-dealers through which the Funds execute portfolio transactions.

The section of the Fund’s Prospectus entitled “Management of the Funds – Investment Advisor – Portfolio Managers – Cavalier Fundamental Growth Fund” is replaced with the following:

Fund	Portfolio Manager	Advisor/Sub-Advisor
Cavalier Fundamental Growth Fund	Scott Wetherington	Advisor

Scott Wetherington is a portfolio manager for the Cavalier Hedged High Income Fund, Cavalier Fundamental Growth Fund, Cavalier Tactical Economic Fund, and Cavalier Tactical Rotation Fund. Scott has served as chief investment officer of Cavalier Investments LLC since 2016. Prior to Cavalier, Scott served as senior portfolio manager and chief investment strategist for Linder Capital Advisors from 2009 to 2016.  Scott also holds the chartered financial analyst designation (CFA) and is a member of the Atlanta Society of Finance and Investment Professionals.

For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

Investors Should Retain This Supplement for Future Reference

STARBOARD INVESTMENT TRUST

CAVALIER FUNDAMENTAL GROWTH FUND
(the “Fund”)

Supplement dated June 15, 2020
to the Summary Prospectus dated October 1, 2019

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Fund.

At a meeting held on June 11, 2020, the Board of Trustees (the “Board”) of the Starboard Investment Trust approved the termination of the investment sub-advisory agreement with Navellier & Associates, LLC (“Navellier”) effective June 15, 2020.  The Board determined that the termination of the investment sub-advisory agreement was in the best interests of shareholders and required under Section 9 of the Investment Company Act of 1940, as amended, as a result of the judgment issued against Navellier by the District Court of Massachusetts.  Cavalier Investments, LLC, the current investment advisor of the Fund, has assumed responsibility for the day-to-day management of the Fund.

Effective June 15, 2020, Navellier & Associates, LLC no longer manages the assets of the Fund and Louis Navellier no longer serves as a portfolio manager to the Fund.  All references to Navellier & Associates, LLC and Louis Navellier are deleted.

The section of the Fund’s Summary Prospectus entitled “Management” is replaced in its entirety with the following:

Investment Advisor.  Cavalier Investments, LLC serves as the Fund’s investment advisor.

Portfolio Manager.  The Fund’s portfolio manager is Scott Wetherington.  Mr. Wetherington has provided services to the Fund since June 2020.

For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

Investors Should Retain This Supplement for Future Reference

STARBOARD INVESTMENT TRUST

CAVALIER FUNDAMENTAL GROWTH FUND
(the “Fund”)

Supplement dated June 15, 2020
to the Prospectus dated October 1, 2019

The information in this Supplement updates information in, and should be read in conjunction with, the Statement of Additional Information for the Fund.
At a meeting held on June 11, 2020, the Board of Trustees (the “Board”) of the Starboard Investment Trust approved the termination of the investment sub-advisory agreement with Navellier & Associates, LLC (“Navellier”) effective June 15, 2020.  The Board determined that the termination of the investment sub-advisory agreement was in the best interests of shareholders and required under Section 9 of the Investment Company Act of 1940, as amended, as a result of the judgment issued against Navellier by the District Court of Massachusetts.  Cavalier Investments, LLC, the current investment advisor of the Fund, has assumed responsibility for the day-to-day management of the Fund.
Effective June 15, 2020, Navellier & Associates, LLC no longer manages the assets of the Fund and Louis Navellier no longer serves as a portfolio manager to the Fund.  All references to Navellier & Associates, LLC and Louis Navellier are deleted.

The following information is added to the section entitled “Management and Other Service Providers-Portfolio Managers-Ownership of Fund Shares” with respect to the Fund:

Ownership of Fund Shares.  The following table shows the amount of the Fund’s equity securities beneficially owned by the portfolio manager as of December 31, 2019 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund
Scott Wetherington	Cavalier Fundamental Growth Fund	A

For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

Investors Should Retain This Supplement for Future Reference